Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities1
Loss for the period	[1]	£ (241,458)	£ (102,113)
Adjustments for:
Depreciation of property, plant and equipment and right-of-use assets		26,552	10,531
Amortization and impairment of intangible assets		142,146	4,618
Finance income		(571)	(166)
Finance expense		22,606	1,793
Share-based payment expense		35,096	12,688
Fair value movement in warrants and embedded derivative and foreign exchange movements		(157,973)
Tax credit		(9,865)	(7,326)
Adjustments to reconcile profit (loss)		(183,467)	(79,975)
Movements in working capital:
(Increase)/decrease in trade and other receivables		(20,988)	8,508
Increase in inventory		(8,125)	(12,294)
Increase in subscription vehicles		(62,001)
Increase in trade and other payables		54,353	28,106
Increase in provisions		5,679
Total working capital movements		(31,082)	24,320
Other cash flows from operating activities:
Interest received		571	166
Net cash used in operating activities		(213,978)	(55,489)
Cash flows from investing activities
Purchases of property, plant and equipment		(18,677)	(34,685)
Purchases and development of intangible fixed assets		(14,973)	(4,810)
Acquisition of subsidiaries, net of cash acquired		(34,121)	(79,695)
Proceeds from sale and leasebacks		12,686
Proceeds from lease modifications		5,520
Net cash used in investing activities		(49,565)	(119,190)
Cash flows from financing activities
Net proceeds from convertible notes		460,021
Proceeds from stocking loans		600,557	217,399
Repayment of stocking loans		(569,116)	(218,520)
Proceeds from subscription facilities		33,035
Repayment of subscription facilities		(35,430)
Repayment of bank loans and mortgages		(3,334)	(1,070)
Interest paid on loans and borrowings		(7,518)	(1,711)
Lease payments		(14,294)	(4,596)
Excess proceeds above fair value from sale and leasebacks		1,086
Net cash generated from/(used in) financing activities		465,007	(8,498)
Net increase/(decrease) in cash and cash equivalents		201,464	(183,177)
Cash and cash equivalents at the beginning of the period		192,629	243,524
Net foreign exchange difference		7,105
Cash and cash equivalents at the end of the period		£ 401,198	£ 60,347

[1]	The 2021 comparatives are based on the operations of Cazoo Holdings prior to the Transaction. The unaudited condensed consolidated interim financial statements are prepared as a continuation of the financial statements of Cazoo Holdings, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. Refer to Note 1 for further details.